Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss		¥ (796,697)	$ (125,021)	¥ (407,235)		¥ (169,156)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		47,766	7,496	33,309		31,359
Allowance for credit losses		12,115	1,901	17,162		11,932
Inventory reserve		2,619	411	911		432
Loss on disposal of equipment		178	28	221		184
Share of loss from an equity method investee		483	76	275		230
Share-based compensation		282,433	44,320	173,220		22,792
Accrued interest		295	46	0		1,811
Change in fair value of a warrant liability		0	0	(3,503)		2,839
Non-cash operating lease expenses		35,317	5,542	0		0
Changes in operating assets and liabilities:
Accounts receivable		(18,930)	(2,971)	(13,042)		(65,947)
Contract assets		(30,838)	(4,839)	(25,122)		(196)
Amounts due from related parties		212	33	75,222		(56,191)
Inventories		(66,999)	(10,514)	(9,444)		(8,122)
Prepayments and other current and non-current assets		(34,859)	(5,470)	7,900		(17,193)
Accounts payable		(5,102)	(801)	25,843		(3,320)
Deferred revenue		68,469	10,744	24,863		(6,307)
Accrued liabilities and other current liabilities		44,244	6,943	29,589		25,847
Customer deposits		(148)	(23)	(2,984)		1,964
Deferred government grants		(263)	(41)	(728)		(999)
Operating lease liabilities		(29,735)	(4,666)	0		0
Other non-current liabilities		11,554	1,813	0		0
Net cash used in operating activities		(477,886)	(74,993)	(73,543)		(228,041)
Cash flows from investing activities:
Proceeds from maturity of short-term investment		358,504	56,257	318,000		107,603
Proceeds from disposal of equipment		565	89	647		98
Prepayment for property and equipment		(6,590)	(1,034)	(15,286)		(2,361)
Purchase of property and equipment		(204,329)	(32,061)	(60,287)		(42,972)
Purchase of intangible assets		(2,529)	(397)	(3,966)		(401)
Purchase of long-term investment		0	0	0		(38,710)
Purchase of short-term investments		(63,924)	(10,031)	(348,420)		(369,917)
Net cash (used in) generated from investing activities		81,697	12,823	(109,312)		(346,660)
Cash flows from financing activities:
Proceeds from long-term borrowings		0	0	18,208		14,720
Proceeds from short-term borrowings	¥ 5,000	0	0	5,000	$ 785	0
Proceeds from IPO and concurrent private placement ("CPP"), net of issuance costs		0	0	1,851,879		0
Financing lease obligation payments		(5,111)	(802)	0		0
Proceeds received from capital injection		0	0	701		0
Proceeds from issuance of convertible preferred shares and warrant		0	0	269,971		657,492
Proceeds from issuance of Class A ordinary shares in connection with Employee Share Incentive Plans		0	0	67,262		0
Capital lease obligation payments		0	0	(4,893)		(4,664)
Refund of consideration for Employee Share Incentive Program		(3,823)	(600)	0		0
Repurchase of ordinary shares		0	0	0		(3,636)
Repayment of short-term borrowings		(5,000)	(785)	0		(4,630)
Repayment of long-term borrowings		(34,695)	(5,444)	(38,909)		(87,024)
Purchase of treasury stock		(4,270)	(670)	0		0
Repurchase of convertible preferred shares		0	0	(3,500)		(523)
Net cash generated from (used in) financing activities		(52,899)	(8,301)	2,165,719		571,735
Effect of exchange rate on cash, cash equivalents and restricted cash		(37,006)	(5,808)	(155,902)		5,876
Net increase in cash, cash equivalents and restricted cash		(486,094)	(76,279)	1,826,962		2,910
Cash, cash equivalents and restricted cash at the beginning of year		1,925,206	302,107	98,244		95,334
Cash, cash equivalents and restricted cash at the end of year	1,925,206	1,439,112	225,828	1,925,206	302,107	98,244
Supplemental disclosures of cash flow information:
Interest expense paid		1,517	238	3,549		10,621
Cash payments for operating lease		30,388	4,769	10,970		9,076
Income tax expense paid		1,105	173	0		0
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in prepayments and other non-current assets		14,017	2,200	629		2,415
Purchase of property and equipment included in accounts payable		(32,700)	(5,131)	(2,709)		(599)
Purchase of property and equipment included in capital lease obligations		0	0	0		7,694
Extinguishment of warranty liability through exercise of warrant		0	0	19,740		0
Conversion of convertible notes into Series C convertible preferred shares		0	0	0		127,982
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,895,308	1,431,317	224,605	1,895,308		94,235
Restricted cash	29,898	7,795	1,223	29,898		4,009
Cash, cash equivalents and restricted cash at the end of year	¥ 1,925,206	¥ 1,439,112	$ 225,828	¥ 1,925,206	$ 302,107	¥ 98,244